Statement of Operations - USD ($)	3 Months Ended	9 Months Ended
	Apr. 30, 2015	Jan. 31, 2015 [1]
Expenses
Sponsor's fee	$ 61,449	$ 154,685
Total expenses	61,449	154,685
Net investment loss	(61,449)	(154,685)
Net Realized and Unrealized Gain (Loss)
Net realized gain from gold bullion distributed for redemptions	(221,574)	5,978
Net change in unrealized appreciation (depreciation) on investment in gold bullion	(3,913,307)	(1,188,296)
Net realized and unrealized loss from operations	(4,134,881)	(1,182,318)
Net Decrease in Net Assets resulting from operations	$ (4,196,330)	$ (1,337,003)

[1]	Commencement of operations.